PROPERTY, PLANT AND EQUIPMENT - Schedule of Renewable Property, Plant and Equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 164,923	$ 165,992
Additions, net of disposals and assets reclassified as held for sale	11,926
Foreign currency translation	27
Disposals, property, plant and equipment	9,267
Depreciation expenses	$ (3,933)